Notes Payable - Schedule of Notes Payable (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Debt Disclosure [Abstract]
Short-term loan	$ 6,165	$ 4,030
Short-term loan from shareholders	84	85
Total notes payable	$ 6,249	$ 4,115